Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 249,794	$ 225,665	$ 270,989
Deferred Rosemont acquisition consideration	0	9,163
Wheaton refund liability	6,653	6,383
Gold prepayment liability	55,901	71,208	$ 140,008
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	249,794	225,665
Guaranteed investment certificates	1,359	0
Restricted cash	1,964	486
Trade and other receivables	176,214	87,638
Non-hedge derivative assets	1,416	577
Investments	6,452	9,799
Total financial assets	437,199	324,165
Trade and other payables	219,304	195,872
Deferred Rosemont acquisition consideration	9,713	18,876
Agreements with communities	53,459	35,870
Wheaton refund liability	10,346	7,744
Senior unsecured notes	1,176,312	1,094,988
Senior secured revolving credit facilities	96,950	0
Gold prepayment liability	55,901	71,208
Non-hedge derivative liabilities	11,811	17,995
Total financial liabilities	1,633,796	1,442,553
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	249,794	225,665
Guaranteed investment certificates	1,359	0
Restricted cash	1,964	486
Trade and other receivables	176,214	87,638
Non-hedge derivative assets	1,416	577
Investments	6,452	9,799
Total financial assets	437,199	324,165
Trade and other payables	219,304	195,872
Deferred Rosemont acquisition consideration	9,713	18,876
Agreements with communities	54,979	42,493
Wheaton refund liability	6,653	6,383
Senior unsecured notes	1,190,586	1,188,132
Senior secured revolving credit facilities	96,950	0
Gold prepayment liability	55,901	71,208
Non-hedge derivative liabilities	11,811	17,995
Total financial liabilities	$ 1,645,897	$ 1,540,959